CONTINGENCIES (Narrative) (Details) - USD ($)		1 Months Ended				12 Months Ended
	Nov. 08, 2019	Jan. 20, 2021	Oct. 22, 2020	May 30, 2019	Apr. 29, 2019	Jan. 31, 2023	Jan. 31, 2022
Loss Contingencies [Line Items]
Damages alleged against company	$ 2,774,176
Attorney's fees		$ 68,195				$ 716,349	$ 665,248
Damages awarded to company		1,252
Statutory prevailing party fee		$ 640
Statutory rate			9.00%			27.00%	27.00%
Oregon Action [Member] | Settled Litigation [Member]
Loss Contingencies [Line Items]
Damages alleged against company					$ 612,500
British Columbia Action [Member]
Loss Contingencies [Line Items]
Issue of common shares				1,800,000